Convertible Notes Payable (Tables) - Diamir Biosciences Corp [Member]	3 Months Ended
Aug. 31, 2025
Convertible Notes Payable [Line Items]
Schedule of Convertible Notes Payable	Convertible notes payable consist of the following:
	August 31, 2025	May 31, 2025
Executive director	$1,034,735	$872,245
Former Chief Scientific Officer	87,578	85,417
Total	$1,122,313	$957,662

Schedule of Interest Expenses	Interest expense consists of the following in the three months ended August 31:
	2025	2024
Interest on notes	$11,886	$11,230
Amortization of discount	15,459	8,936
Total	$27,345	$20,166